GOF P13 12/20

SUPPLEMENT DATED DECEMBER 15, 2020

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

Franklin Disruptive Commerce ETF

Franklin Genomic Advancements ETF

Franklin Intelligent Machines ETF

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE India ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Latin America ETF

Franklin FTSE Mexico ETF

Franklin FTSE Russia ETF

Franklin FTSE Saudi Arabia ETF

Franklin FTSE South Africa ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

Franklin Liberty Federal Tax-Free Bond ETF

Franklin Liberty High Yield Corporate ETF

Franklin Liberty International Aggregate Bond ETF

Franklin Liberty Investment Grade Corporate ETF

Franklin Liberty Senior Loan ETF

Franklin Liberty Systematic Style Premia ETF

Franklin Liberty U.S. Core Bond ETF

Franklin Liberty U.S. Low Volatility ETF

Franklin Liberty U.S. Treasury Bond ETF

Franklin Liberty Ultra Short Bond ETF

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ Global Equity ETF

Franklin LibertyQ International Equity Hedged ETF

Franklin LibertyQ U.S. Equity ETF

Franklin LibertyQ U.S. Mid Cap Equity ETF

Franklin LibertyQ U.S. Small Cap Equity ETF

(each a series of Franklin Templeton ETF Trust)

Franklin Liberty Short Duration U.S. Government ETF

(a series of Franklin ETF Trust)

Effective December 17, 2020, each Fund’s prospectus is amended as follows:

       I.          The last sentence of the paragraph immediately preceding the “Fund Details – Management” heading in each prospectus is replaced with the following:

The Fund discloses its portfolio holdings daily at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

      II.          The information in the “Shareholder Information – Share Prices” section of each prospectus is replaced with the following:

The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as supply and demand, economic conditions and other factors.

    III.          For each of the Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Africa ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, Franklin FTSE United Kingdom ETF, Franklin FTSE Asia ex Japan ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF and Franklin FTSE Japan Hedged ETF (collectively, the “FTSE Passive Funds”), Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF, Franklin LibertyQ U.S. Small Cap Equity ETF (collectively, the “US Smart Beta Funds”), Franklin LibertyQ International Equity Hedged ETF, Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, and Franklin LibertyQ Global Equity ETF (collectively, the “Non-US Smart Beta Funds”, and together with the FTSE Passive Funds and the US Smart Beta Funds, the “Index Funds”), the second sentence of the first paragraph under the “Shareholder Information – Creations and  Redemptions” section of each prospectus is replaced with the following:

An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers (AP Agreement) that allows such member or participant to place orders for the purchase and redemption of Creation Units.  All orders for the creation or redemption of Creation Units for the Fund must be placed by or through an Authorized Participant that has entered into an AP Agreement with Franklin Templeton Distributors, Inc. (Distributors), an affiliate of Advisory Services.

    IV.          For each Fund, other than the Index Funds, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty High Yield Corporate ETF and Franklin Liberty Senior Loan ETF, the second sentence of the first paragraph under the “Shareholder Information – Creations and Redemptions” section of each prospectus is replaced with the following:

An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers (AP Agreement) that allows such member or participant to place orders for the purchase and redemption of Creation Units.  All orders for the creation or redemption of Creation Units for the Fund must be placed by or through an Authorized Participant that has entered into an AP Agreement with Franklin Templeton Distributors, Inc. (Distributors), an affiliate of Advisers.

     V.          For Franklin Liberty International Aggregate Bond ETF, Franklin Liberty High Yield Corporate ETF and Franklin Liberty Senior Loan ETF, the second sentence of the first paragraph under the “Shareholder Information – Creations and Redemptions” section of each prospectus is replaced with the following:

An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers (AP Agreement) that allows such member or participant to place orders for the purchase and redemption of Creation Units.  All orders for the creation or redemption of Creation Units for the Fund must be placed by or through an Authorized Participant that has entered into an AP Agreement with Franklin Templeton Distributors, Inc. (Distributors), an affiliate of Advisers and FTIML.

    VI.          Except for the US Smart Beta Funds and Franklin Liberty U.S. Treasury Bond ETF, the first sentence of each of the second and third paragraphs, respectively, under the “Shareholder Information – Creations and Redemptions” section of the prospectus for each Fund are replaced, respectively, as follows:

A creation transaction, which is subject to acceptance by Distributors or its agents, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions and/or an amount of cash (which may include cash in lieu of certain securities, assets or other positions) in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions and/or an amount of cash (which may include cash in lieu of certain securities, assets or other positions).

  VII.          For the US Smart Beta Funds, the second paragraph under the “Shareholder Information – Creations and Redemptions” section of the prospectus is replaced as follows:

A creation transaction, which is subject to acceptance by Distributors or its agents, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions and/or an amount of cash (which may include cash in lieu of certain securities, assets or other positions) in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions and/or an amount of cash (which may include cash in lieu of certain securities, assets or other positions). Except when aggregated in Creation Units, shares are not redeemable by the Fund.

VIII.          For the Franklin Liberty U.S. Treasury Bond ETF, the second paragraph under the “Shareholder Information – Creations and Redemptions” section of the prospectus is replaced as follows:

A creation transaction, which is subject to acceptance by Distributors or its agents, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions and/or an amount of cash (which may include cash in lieu of certain securities, assets or other positions) in exchange for a specified number of Creation Units. With respect to the Fund, these deposits are generally in cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions and/or an amount of cash (which may include cash in lieu of certain securities, assets or other positions). With respect to the Fund, redemptions are generally in cash, although the Fund reserves the right to meet redemptions on an in-kind basis. Except when aggregated in Creation Units, shares are not redeemable by the Fund.

    IX.          Except for the Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF, Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Corporate ETF, Franklin

Liberty Senior Loan ETF, Franklin Liberty Systematic Style Premia ETF, Franklin Liberty U.S. Low Volatility ETF, Franklin Liberty U.S. Treasury Bond ETF, US Smart Beta Funds, and Franklin Liberty Short Duration U.S. Government ETF, the fourth and fifth paragraphs under the “Shareholder Information – Creations and Redemptions” section of each prospectus are replaced with the following:

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP Agreement.

Creation and redemption baskets may differ and the Fund will accept “custom baskets.” More information regarding custom baskets is contained in the Fund’s SAI. As a result of any system failure or other interruption, creation or redemption orders either may not be executed according to the Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change such orders. Information about the procedures regarding creations and redemptions of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund’s SAI.

     X.          For the Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF, Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty Senior Loan ETF, Franklin Liberty Systematic Style Premia ETF, Franklin Liberty U.S. Low Volatility ETF,  and Franklin Liberty Short Duration U.S. Government ETF, the fourth, fifth and sixth paragraphs under the “Shareholder Information – Creations and Redemptions” section of each prospectus are replaced with the following:

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP Agreement.

Creation and redemption baskets may differ and the Fund will accept “custom baskets.” More information regarding custom baskets is contained in the Fund’s SAI. As a result of any system failure or other interruption, creation or redemption orders either may not be executed according to the Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change such orders. Information about the procedures regarding creations and redemptions of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund’s SAI.

    XI.          For the US Smart Beta Funds and Franklin Liberty U.S. Treasury Bond ETF, the third and fourth paragraphs under the “Shareholder Information – Creations and Redemptions” section of each prospectus are replaced with the following:

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP Agreement.

Creation and redemption baskets may differ and the Fund will accept “custom baskets.” More information regarding custom baskets is contained in the Fund’s SAI. As a result of any system failure or other interruption, creation or redemption orders either may not be executed according to the Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change such orders. Information about the procedures regarding creations and redemptions of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund’s SAI.

  XII.          Except for the Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF, Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Senior Loan ETF, and the US Smart Beta

ETFs, the “Shareholder Information – Premium/Discount Information” section of each prospectus is replaced with the following:

Information regarding how often the shares of the Fund traded on NYSE Arca, Inc. at a price above (at a premium) or below (at a discount) the NAV of the Fund for the most recently completed calendar year, and the most recently completed calendar quarters since that year, can be found at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

XIII.          For the Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF, Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Senior Loan ETF, and the US Smart Beta ETFs, the “Shareholder Information – Premium/Discount Information” section of each prospectus is replaced with the following:

Information regarding how often the shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (at a premium) or below (at a discount) the NAV of the Fund for the most recently completed calendar year, and the most recently completed calendar quarters since that year, can be found at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

XIV.          The following is added at the beginning of the “For More Information” section of each prospectus:

Information on the Fund’s NAV, market price, premiums and discounts, and bid/ask spreads can be found online at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

 XV.          For the Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF and Franklin Liberty Federal Tax-Free Bond ETF, the fourth paragraph under “Fund Summaries - Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF - Principal Investment Strategies” and “Fund Summaries - Franklin Liberty Federal Tax-Free Bond ETF - Principal Investment Strategies”; and the seventh paragraph under the “Fund Details – Principal Investment Policies and Practices” sections of the prospectus are removed in their entirety.

Please keep this supplement with your prospectus for future reference.

FLMI	Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

Investment Goal

A high level of current income that is exempt from federal income taxes.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF
Management fees	0.63%
Distribution and service (12b-1) fees	None
Other expenses	0.83%
Total annual Fund operating expenses	1.46%
Fee waiver and/or expense reimbursement[1]	-1.16%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	0.30%

1. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.30% until July 31, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 31	$ 351	$ 702	$ 1,735

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35.28% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in municipal securities whose interest is free from federal income taxes, including the federal alternative minimum tax. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund’s net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

Although the Fund does not have restrictions on the maturity of the securities it may buy, the Fund seeks to maintain a dollar-weighted average portfolio maturity of three to 10 years. The Fund may invest in municipal securities that are issued on a when-issued or delayed delivery basis.

The Fund may invest in municipal securities rated in any rating category by U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable quality), including below investment grade (also known as "junk bonds") and defaulted securities.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The Fund may invest in municipal securities that are covered by insurance policies that guarantee the timely payment of principal and interest.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund's portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Municipal Project Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

States The Fund’s portfolio is generally widely diversified among issuers of municipal securities. However, to the extent that the Fund has exposure from time to time to the municipal securities of a particular state, events in that state may affect the Fund’s investments and performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of the state.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Bond Insurers Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities Unrated debt securities determined by the investment manager to be of comparable quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated securities or issuers.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Management The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund's shares. In addition, a third party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund's achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	March 31, 2019	3.09%
Worst Quarter:	March 31, 2018	-1.43%
As of June 30, 2020, the Fund's year-to-date return was 0.90%.

Average Annual Total Returns

For the periods ended December 31, 2019
	1 Year	Since Inception 8/31/2017
Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF
Return Before Taxes	6.80%	2.99%
Return After Taxes on Distributions	6.80%	2.99%
Return After Taxes on Distributions and Sale of Fund Shares	5.19%	2.84%
Bloomberg Barclays 1-15 Year Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	6.44%	3.26%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Ben Barber, CFA Senior Vice President of Advisers and portfolio manager of the Fund since August 2020.

Daniel Workman, CFA Vice President of Advisers and portfolio manager of the Fund since inception (2017).

Francisco Rivera Vice President of Advisers and portfolio manager of the Fund since November 2020.

James Conn, CFA Senior Vice President of Advisers and portfolio manager of the Fund since inception (2017).

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Templeton Distributors, Inc. The Fund will generally issue or redeem Creation Units in return for a basket of cash and/or securities that the Fund specifies each day.

Taxes

The Fund's distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FLMB	Franklin Liberty Federal Tax-Free Bond ETF

Investment Goal

A high level of current income that is exempt from federal income taxes.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
Franklin Liberty Federal Tax-Free Bond ETF
Management fees	0.63%
Distribution and service (12b-1) fees	None
Other expenses	0.37%
Total annual Fund operating expenses	1.00%
Fee waiver and/or expense reimbursement[1]	-0.70%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	0.30%

1. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.30% until July 31, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 31	$ 250	$ 491	$ 1,198

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17.21% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in municipal securities whose interest is free from federal income taxes, including the federal alternative minimum tax. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund’s net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes.

Although the Fund does not have restrictions on the maturity of the securities it may buy, the Fund seeks to maintain a dollar-weighted average portfolio maturity of five to 15 years. The Fund may invest in municipal securities that are issued on a when-issued or delayed delivery basis.

The Fund only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities of comparable credit quality).

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The Fund may invest in municipal securities that are covered by insurance policies that guarantee the timely payment of principal and interest.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund's range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund's portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value.

A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Municipal Project Focus The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

States The Fund’s portfolio is generally widely diversified among issuers of municipal securities. However, to the extent that the Fund has exposure from time to time to the municipal securities of a particular state, events in that state may affect the Fund’s investments and performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of the state.

Liquidity From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Tax-Exempt Securities Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Bond Insurers Because of the consolidation among municipal bond insurers the Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Unrated Debt Securities Unrated debt securities determined by the investment manager to be of comparable quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated securities or issuers.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Management The Fund is subject to management risk because it is an actively managed ETF. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund's shares. In addition, a third party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund's achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	March 31, 2019	3.67%
Worst Quarter:	March 31, 2018	-2.34%
As of June 30, 2020, the Fund's year-to-date return was 3.67%.

Average Annual Total Returns

For the periods ended December 31, 2019
	1 Year	Since Inception 8/31/2017
Franklin Liberty Federal Tax-Free Bond ETF
Return Before Taxes	8.96%	4.24%
Return After Taxes on Distributions	8.96%	4.24%
Return After Taxes on Distributions and Sale of Fund Shares	6.35%	3.82%
Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	7.54%	3.83%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Ben Barber, CFA Senior Vice President of Advisers and portfolio manager of the Fund since August 2020.

Daniel Workman, CFA Vice President of Advisers and portfolio manager of the Fund since November 2020.

Francisco Rivera Vice President of Advisers and portfolio manager of the Fund since November 2020.

James Conn, CFA Senior Vice President of Advisers and portfolio manager of the Fund since inception (2017).

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Templeton Distributors, Inc. The Fund will generally issue or redeem Creation Units in return for a basket of cash and/or securities that the Fund specifies each day.

Taxes

The Fund's distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.